Other reserves	12 Months Ended
Dec. 31, 2018
Disclosure Of Other Reserves [Abstract]
Other reserves

26 Other reserves

	Hedge reserve 2018 £m	Other reserves 2018 £m	Total 2018 £m	Restated Total 2017 £m
At start of year	(3)	428	425	(215)
Profit attributable to RELX PLC shareholders	–	1,422	1,422	1,648
Dividends paid	–	(796)	(796)	(762)
Actuarial gains /(losses) on defined benefit pension schemes	–	(91)	(91)	233
Fair value movements on cash flow hedges	(59)	–	(59)	137
Transfer to net profit from cash flow hedge reserve	17	–	17	25
Tax recognised in other comprehensive income	9	15	24	(89)
Increase in share based remuneration reserve (net of tax)	–	35	35	42
Issue of ordinary shares, net of expenses	–	(227)	(227)	0
Cancellation of shares	–	262	262	(566)
Settlement of share awards	–	(35)	(35)	(37)
Exchange translation differences	–	7	7	9
At end of year	(36)	1,020	984	425

Other reserves principally comprise retained earnings and the share based remuneration reserve.